Property, Plant and Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land	¥ 272,233	¥ 268,493
Buildings	1,447,838	1,367,187
Machinery and equipment	1,586,827	1,499,331
Construction in progress	112,919	94,507
Property, Plant and Equipment, Gross, Total	3,419,817	3,229,518
Less accumulated depreciation	(2,159,453)	(2,038,682)
Property, plant and equipment, net (Notes 5 and 6)	¥ 1,260,364	¥ 1,190,836